Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS (₪)
Derivative [Line Items]
Derivative, Notional Amount			$ 287,000	₪ 1.1
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 192,454	$ 713,409
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	383,214	140,474
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	81,037	37,054
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	282,760	89,764
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	3,662	4,777
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	39,226	31,450
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	71,200	646,500
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	0	0
Other Currency | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	36,555	25,078
Other Currency | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 61,228	$ 19,260